Schedule of Changes in Fair Value of Warrant Liabilities (Details) - Globallink Investment Inc [Member] - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Change in valuation inputs or other assumptions	$ 14,250		$ (11,799)	$ 1,824		$ 570	$ (12,369)	$ (4,446)	$ (855)	$ 4,389
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value as of January 1, 2023	28,500	$ 13,680	1,881	12,540	$ 5,700	6,270	1,881	6,270	1,881	6,270
Change in valuation inputs or other assumptions	(14,250)	14,820	11,799	(1,824)	6,840	(570)			855	(4,389)
Fair value as of December 31, 2023	$ 14,250	$ 28,500	$ 13,680	$ 10,716	$ 12,540	$ 5,700	$ 14,250	$ 10,716	$ 2,736	$ 1,881